FAIR VALUE MEASUREMENTS FAIR VALUE MEASUREMENTS, Fair value of significant unobservable input (leve3) reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Carrying amount [Member]
Long -Lived Assets [Abstract]
Long-lived assets held and used	$ 8	$ 42
Long-lived assets held for sale	4	30
Fair value [Member]
Long -Lived Assets [Abstract]
Long-lived assets held and used	1	30
Long-lived assets held for sale	3	16
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	0	6
Realized losses related to amortization of premium	0	(1)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0
Realized losses related to investment impairments	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements	0	(3)
Transfers into level 3	0	0
Transfers out of level 3	0	(2)
Balance, end of period	0	0
Total losses included in net income attributable to change in unrealized losses relating to assets still held at the reporting date, reported in interest and other income, net	0	0
Fair Value, Measurements, Nonrecurring [Member]
Long -Lived Assets [Abstract]
Impairment long-lived assets held and used	7	12
Impairment long-lived assets held for sale	$ 1	$ 14